SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) year shares $ / shares	Dec. 31, 2022 CAD ($) year shares $ / shares
Granted during the year (in shares) | shares	1.0	0.8
Options
Weighted average risk-free interest rate	3.50%	1.80%
Weighted average expected volatility	57.70%	53.20%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	5.0	5.0
Weighted average grant-date fair value (CAD per share) | $	$ 1.88	$ 1.89
Weighted average share price at grant date (CAD per share) | $ / shares	$ 3.63	$ 4.03
Weighted average exercise price (CAD per share) | $ / shares	$ 3.70	$ 4.02
Deferred share units
Granted during the year (in shares) | shares	0.5	0.3
Weighted average grant-date fair value (CAD per share) | $	$ 3.55	$ 3.57